Note 15. Employee Related Liabilities (Summary Of Change In Benefit Obligation, Plan Assets, And Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in plan assets:
Fair value of plan assets at end of year	$ 168.6	$ 177.1
Amounts recognized in statement of financial position:
Pension and post-employment liabilities, noncurrent	(54.7)	(49.2)
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Rate of compensation increase	0.51%	0.54%
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Settlements, Plan Assets	(7.6)	0
Change in benefit obligation:
Benefit obligation at beginning of year	197.0	223.5
Service cost	1.0	1.0	1.1
Interest cost	7.1	6.7	7.8
Plan participants’ contributions	0	0
Actuarial loss (gain)	25.9	(16.2)
Gross benefits paid	(9.3)	(15.0)
Settlements	7.7	0
Currency exchange (gain) loss	(2.7)	(3.0)
Benefit obligation at end of year	211.3	197.0	223.5
Change in plan assets:
Fair value of plan assets at beginning of year	181.2	171.8
Actual (loss) gain on plan assets	8.0	23.7
Employer contributions	1.0	0.8
Plan participants’ contributions	0	0
Gross benefits paid	(9.3)	(15.0)
Currency exchange (loss) gain	(0.2)	(0.1)
Fair value of plan assets at end of year	173.1	181.2	171.8
Net amount recognized	(38.2)	(15.8)
Amounts recognized in statement of financial position:
Other assets, noncurrent	0	18.4
Accrued liabilities, current	(0.5)	(0.8)
Pension and post-employment liabilities, noncurrent	(37.7)	(33.4)
Net amount recognized	(38.2)	(15.8)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net actuarial loss (gain)	84.6	57.1
Prior service (credit) cost	0	0
Net amount recognized	84.6	57.1
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Actuarial loss (gain)	3.0
Prior service (credit) cost	0
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year	3.0
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.24%	3.80%
Health Care and Other Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Settlements, Plan Assets	0	0
Change in benefit obligation:
Benefit obligation at beginning of year	17.1	21.5
Service cost	0	0	0
Interest cost	0.7	0.7	0.8
Plan participants’ contributions	0.4	0.4
Actuarial loss (gain)	1.1	(4.2)
Gross benefits paid	(1.2)	(1.3)
Settlements	0	0
Currency exchange (gain) loss	0	0
Benefit obligation at end of year	18.1	17.1	21.5
Change in plan assets:
Fair value of plan assets at beginning of year	0	0
Actual (loss) gain on plan assets	0	0
Employer contributions	0.8	0.9
Plan participants’ contributions	0.4	0.4
Gross benefits paid	(1.2)	(1.3)
Currency exchange (loss) gain	0	0
Fair value of plan assets at end of year	0	0	0
Net amount recognized	(18.1)	(17.1)
Amounts recognized in statement of financial position:
Other assets, noncurrent	0	0
Accrued liabilities, current	(1.1)	(1.3)
Pension and post-employment liabilities, noncurrent	(17.0)	(15.8)
Net amount recognized	(18.1)	(17.1)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net actuarial loss (gain)	(2.3)	(4.4)
Prior service (credit) cost	(10.6)	(11.4)
Net amount recognized	(12.9)	(15.8)
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Actuarial loss (gain)	(0.2)
Prior service (credit) cost	(0.7)
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year	$ (0.9)
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.58%	4.28%
Rate of compensation increase	3.75%	3.75%